UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or QMarch 31,2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stanford Management Company
Address: 2770 Sand Hill Road
         Menlo Park, CA 94025

13F File Number:  28-12451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

Signature, Place, and Date of Signing:

     /s/  Michael S. Taylor, Menlo Park, CA May 11, 2007.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    11

Form13F Information Table Value Total:     $585,369 (thousands)

List of Other Included Managers:          NONE

                       FORM 13F INFORMATION TABLE

                                                                         VOTING
                                 VALUE   SHRS OR   SH/ PUT/INVESTMENT  AUTHORITY
NAME OF ISSUER         CUSIP     (x$1000)PRN AMT   PRN CALLDISCRETION     SOLE
ACCURAY INC DEL COM    004397105    8,860   398,400SH      SOLE          398,400
NU SKIN ENT INC CL A   67018T105      552    33,423SH      SOLE           33,423
JDS UNIPHASE  COM PAR  46612J507      666    43,750SH      SOLE           43,750
OMNITURE INC COM       68212S109      476    26,117SH      SOLE           26,117
MSCI EAFE INDEX FD     464287465  531,006 6,903,091SH      SOLE        6,903,091
DOUGLAS EMMETT INC COM 25960P109   19,166   750,731SH      SOLE          750,731
MSCI JAPAN INDEX FUND  464286848    1,429    98,100SH      SOLE           98,100
RUSSELL 1000 VALUE     464287598    6,042    72,669SH      SOLE           72,669
RUSSELL 2000 INDEX     464287655    4,395    55,274SH      SOLE           55,274
S&P 500 INDEX FD       464287200    5,359    37,651SH      SOLE           37,651
MSCI EMERGING MKTS     464287234    7,418    63,670SH      SOLE           63,670